DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Assets	£ 982	£ 1,264
Liabilities	711	717
Ceased cash flow hedge accounting	0	0
Fair value
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Assets	982	1,264
Liabilities	711	717
Group entities | Fair value
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Assets	711	598
Liabilities	£ 313	£ 258